Income Taxes - Disclosure of Tax Attributes to be Deferred (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	$ 101,933	$ 100,626
Canada [Member] | Domestic Tax Authority 1 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	69,191
Canada [Member] | Domestic Tax Authority 1 [Member] | 2028 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	8,008
Canada [Member] | Domestic Tax Authority 1 [Member] | 2029 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,791
Canada [Member] | Domestic Tax Authority 1 [Member] | Expiration Year 3 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,104
Canada [Member] | Domestic Tax Authority 1 [Member] | 2031 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	1,753
Canada [Member] | Domestic Tax Authority 1 [Member] | 2032 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,250
Canada [Member] | Domestic Tax Authority 1 [Member] | 2033 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	3,721
Canada [Member] | Domestic Tax Authority 1 [Member] | 2034 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,153
Canada [Member] | Domestic Tax Authority 1 [Member] | 2035 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,418
Canada [Member] | Domestic Tax Authority 1 [Member] | 2036 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,592
Canada [Member] | Domestic Tax Authority 1 [Member] | Expiration Year 10 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	7,343
Canada [Member] | Domestic Tax Authority 1 [Member] | 2038 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	6,557
Canada [Member] | Domestic Tax Authority 1 [Member] | 2039 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	3,501
Canada [Member] | State And Local Jurisdiction 1 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	67,790
Canada [Member] | State And Local Jurisdiction 1 [Member] | 2028 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	6,494
Canada [Member] | State And Local Jurisdiction 1 [Member] | 2029 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,773
Canada [Member] | State And Local Jurisdiction 1 [Member] | Expiration Year 3 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,089
Canada [Member] | State And Local Jurisdiction 1 [Member] | 2031 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	1,737
Canada [Member] | State And Local Jurisdiction 1 [Member] | 2032 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,250
Canada [Member] | State And Local Jurisdiction 1 [Member] | 2033 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	3,721
Canada [Member] | State And Local Jurisdiction 1 [Member] | 2034 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,153
Canada [Member] | State And Local Jurisdiction 1 [Member] | 2035 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,452
Canada [Member] | State And Local Jurisdiction 1 [Member] | 2036 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,592
Canada [Member] | State And Local Jurisdiction 1 [Member] | Expiration Year 10 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	7,343
Canada [Member] | State And Local Jurisdiction 1 [Member] | 2038 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	6,557
Canada [Member] | State And Local Jurisdiction 1 [Member] | 2039 [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	$ 3,501